SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents a summary of share options activity for the years ended December 31, 2024 and 2023:

	Share Options	Weighted Average Exercise Price Per Share Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	206,010	$2.64	7.23	$79
Granted	13,905	2.08		-
Exercised	-	-	-	-
Expired	(36,143)	1.89
Forfeited	(3,997)	4.30
Outstanding as of December 31, 2023	179,775	$2.71	6.36	$278
Granted	11,925	3.71
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	191,700	$2.77	5.64	227

Vested and Exercisable as of December 31, 2024	180,201	$2.72	5.06	$227

SCHEDULE OF SHARE BASED COMPENSATION EXPENSES

The following table sets forth the total share-based compensation expense resulting from share options granted to employees, directors and non-employee service  providers included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2024	2023

Research and development	$9	$34
General and administrative	1	5

Total share-based compensation expenses	$10	$39

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

	Year Ended December 31,
(Amounts in dollars, except percentages)	2024	2023
Expected volatility	63.63%	66%-68%
Expected dividends	0%	0%
Expected term (in years)	5.75	5-5.47
Risk free rate	4.64%	3.59%-3.66%
Fair value of Class Ordinary Shares	$3.47	$3.02-$2.64